Note 10 - Capital Stock - Preferred Stock Designated, Issued and Outstanding (Details) (Parentheticals) - shares	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Series A Preferred Stock [Member]
Preferred stock, shares issued (in shares)	0	0	0
Series B Convertible Preferred Stock [Member]
Preferred stock, shares issued (in shares)	0	0	0
Series C Convertible Preferred Stock [Member]
Preferred stock, shares issued (in shares)	0	0	0
Series D Convertible Preferred Stock [Member]
Preferred stock, shares issued (in shares)	0	1,233	0
Series E Convertible Preferred Stock [Member]
Preferred stock, shares issued (in shares)	0	500,000	0
Series F Convertible Preferred Stock [Member]
Preferred stock, shares issued (in shares)	0	1,233	0
Series A, B, C, D, E, and F Preferred Stock [Member]
Preferred stock, shares issued (in shares)		502,466	0